SECURITISATIONS AND COVERED BONDS	12 Months Ended
Dec. 31, 2017
Disclosure Of Securitisations Programmers And Transactions [Abstract]
Disclosure Of Securitisations Programmers And Transactions [Text Block]

NOTE 18: SECURITISATIONS AND COVERED BONDS

Securitisation programmes

Loans and advances to customers and debt securities classified as loans and receivables include loans securitised under the Group’s securitisation programmes, the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. As the structured entities are funded by the issue of debt on terms whereby the majority of the risks and rewards of the portfolio are retained by the subsidiary, the structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet, with the related notes in issue included within debt securities in issue.

Covered bond programmes

Certain loans and advances to customers have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of covered bonds by the Group. The Group retains all of the risks and rewards associated with these loans and the partnerships are consolidated fully with the loans retained on the Group’s balance sheet and the related covered bonds in issue included within debt securities in issue.

The Group’s principal securitisation and covered bond programmes, together with the balances of the advances subject to these arrangements and the carrying value of the notes in issue at 31 December, are listed below. The notes in issue are reported in note 30.

	2017		2016
	Loans and advances securitised £m	Notes in issue £m	Loans and advances securitised £m	Notes in issue £m
Securitisation programmes[1]
UK residential mortgages	21,158	14,105	35,146	17,705
Commercial loans	6,616	7,001	7,395	8,179
Credit card receivables	7,701	4,090	7,610	5,723
Dutch residential mortgages	–	–	2,033	2,081
	35,475	25,196	52,184	33,688
Less held by the Group		(21,536)		(26,435)
Total securitisation programmes (note 30)		3,660		7,253
Covered bond programmes
Residential mortgage-backed	30,361	25,632	33,881	30,021
Social housing loan-backed	1,628	1,200	2,087	1,200
	31,989	26,832	35,968	31,221
Less held by the Group		(700)		(700)
Total covered bond programmes (note 30)		26,132		30,521
Total securitisation and covered bond programmes		29,792		37,774

1	Includes securitisations utilising a combination of external funding and credit default swaps.

Cash deposits of £3,507 million (2016: £9,018 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations are held by the Group. Additionally, the Group had certain contractual arrangements to provide liquidity facilities to some of these structured entities. At 31 December 2017 these obligations had not been triggered; the maximum exposure under these facilities was £95 million (2016: £373 million).

The Group has a number of covered bond programmes, for which Limited Liability Partnerships have been established to ring-fence asset pools and guarantee the covered bonds issued by the Group. At the reporting date the Group had over-collateralised these programmes as set out in the table above to meet the terms of the programmes, to secure the rating of the covered bonds and to provide operational flexibility. From time-to-time, the obligations of the Group to provide collateral may increase due to the formal requirements of the programmes. The Group may also voluntarily contribute collateral to support the ratings of the covered bonds.

The Group recognises the full liabilities associated with its securitisation and covered bond programmes within debt securities in issue, although the obligations of the Group are limited to the cash flows generated from the underlying assets. The Group could be required to provide additional support to a number of the securitisation programmes to support the credit ratings of the debt securities issued, in the form of increased cash reserves and the holding of subordinated notes. Further, certain programmes contain contractual obligations that require the Group to repurchase assets should they become credit impaired.

The Group has not voluntarily offered to repurchase assets from any of its public securitisation programmes during 2017 (2016: none).